INCOME TAXES - Components of Income Tax Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current income tax expense (recovery)	$ 583	$ 646	$ 775
Deferred income tax expense (recovery):
Origination and reversal of temporary differences	(434)	(933)	(712)
Recovery arising from previously unrecognized tax assets	(29)	(14)	(121)
Change of tax rates and imposition of new legislations	(27)	0	3
Deferred income tax expense (recovery)	(490)	(947)	(830)
Total income tax expense (recovery)	$ 93	$ (301)	$ (55)